Credit impairment charges - Modification of financial assets (audited) (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets modified during the period
Amortised cost before modification	£ 1,311	£ 784
Net modification gain/(loss)	20	19
Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	£ 401	£ 114